Revenues by geographic region	6 Months Ended
Jun. 30, 2018
Revenues by geographic region
Revenues by geographic region

5.Revenues by geographic region

The following table sets forth the Group's total revenue by region for the periods indicated. The revenues by geographic region were determined based on the country where the sale took place.

	Three Months Ended June 30,		Six Months Ended June 30,
	2017	2018	2017	2018
	(in thousands)
Americas	$17,396	$22,646	$33,498	$43,799
EMEA	16,913	23,887	32,546	46,747
Asia Pacific	1,504	3,222	2,634	6,022
	$35,813	$49,755	$68,678	$96,568

Revenues from the Company’s country of domicile, based on sales that took place in France, totaled $5.9 million and $7.9 million for the three months ended June 30, 2017 and 2018, respectively, and $11.6 million and $15.4 million for the six months ended June 30 2017 and 2018, respectively.